INVESTMENTS, DEBT AND DERIVATIVES - Bank loans and bonds (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 7,678	$ 7,519
Loan 8.75-10.0%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	0	2,303
Loan 7.35-7.50%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	812	0
Loan 1.85-2.2%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 1,083	0
Notes 5.95%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.95%
Principal amount outstanding	$ 529	529
Notes 3.95-4.95%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 533	1,133
Notes 7.5%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Principal amount outstanding	$ 417	417
Notes 3.38%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.38%
Principal amount outstanding	$ 1,250	0
Notes 7.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%
Principal amount outstanding	$ 700	0
Notes 6.30-6.50%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 406	0
Notes 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%
Principal amount outstanding	$ 1,000	700
Notes 6.25-7.25%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 0	1,200
Eurobonds
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.75%
Principal amount outstanding	$ 262	262
Loan 0.35%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	111	192
Loan 0.8%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	0	34
Loan 1.9%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	0	75
Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	273	121
Loan 2.50%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	0	300
Loan 3.0-4.25%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	80	116
Loan 9.0-10.15%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	85	0
Other bank loans and bonds
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 52	96
Minimum | Loan 8.75-10.0%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.75%
Minimum | Loan 7.35-7.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.35%
Minimum | Notes 3.95-4.95%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.95%
Minimum | Notes 6.30-6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.30%
Minimum | Notes 6.25-7.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%
Minimum | Loan 9.0-10.15%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.15%
Maximum | Loan 8.75-10.0%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%
Maximum | Loan 7.35-7.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Maximum | Notes 3.95-4.95%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.95%
Maximum | Notes 6.30-6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%
Maximum | Notes 6.25-7.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%
Maximum | Loan 9.0-10.15%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.00%
Floating interest rate - % in addition to key rate | Minimum | Loan 1.85-2.2%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	1.85%
Floating interest rate - % in addition to key rate | Maximum | Loan 1.85-2.2%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	2.20%
NBU key rate | Loat 3.0%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	3.00%
Principal amount outstanding	$ 56	0
6m KIBOR
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 29	$ 41
6m KIBOR | Loan 0.35%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.35%
6m KIBOR | Loan 0.8%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.80%
6m KIBOR | Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.55%		0.75%
6m LIBOR | Loan 1.9%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	1.90%
3m LIBOR | Loan 2.50%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	2.50%
Average bank deposit rate | Minimum | Loan 3.0-4.25%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	3.00%
Average bank deposit rate | Maximum | Loan 3.0-4.25%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	4.25%